Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Registrant Name	Aspen Insurance Holdings Limited
Entity Central Index Key	0001267395
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31